Guarantee deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current asset:
Credit letters deposits	$ 250,824	$ 216,534
Aircraft maintenance deposits paid to lessors (Note 1j)	17,982	7,493
Deposits for rental of flight equipment	6,352	1,164
Other guarantee deposits	2,696	2,020
Total current guarantee deposits	277,854	227,211
Non-current asset:
Aircraft maintenance deposits paid to lessors (Note 1j)	296,797	375,263
Deposits for rental of flight equipment	39,786	46,232
Other guarantee deposits	4,329	4,698
Total non-current guarantee deposits	340,912	426,193
Total guarantee deposits	$ 618,766	$ 653,404